TANGIBLE FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance	$ 1,782,181
Balance	1,748,434	$ 1,782,181
Prepayments On Vessels [Abstract]
Balance	95,003	45,500
Balance	12,024	95,003	$ 45,500
Vessels and capitalized dry docking
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,674,800	1,396,600
Balance	1,722,500	1,674,800	1,396,600
Prepayments On Vessels [Abstract]
Balance	95,000	45,500	88,400
Additions	65,100	301,800	38,900
Transferred to/from other items	(148,100)	(252,300)	(81,800)
Balance	12,000	95,000	45,500
Vessels and capitalized dry docking | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance	2,064,200	1,886,300	1,726,600
Additions	102,500	81,300	162,700
Disposals	(29,800)	(25,600)	(30,200)
Transferred from prepayments	148,100	252,300	81,800
Transferred to assets held-for-sale	(124,900)	(130,100)	(54,600)
Balance	2,160,100	2,064,200	1,886,300
Vessels and capitalized dry docking | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(360,600)	(327,600)	(264,800)
Disposals	29,800	25,600	30,200
Depreciation for the year	118,400	106,500	113,400
Transferred to assets held-for-sale	43,000	47,900	20,400
Balance	(406,200)	(360,600)	(327,600)
Vessels and capitalized dry docking | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(28,800)	(162,100)	(167,300)
Impairment losses on tangible fixed assets	11,100	6,000	3,200
Transferred to assets held-for-sale	8,500	19,300	8,400
Reversal of impairment 1)		(120,000)
Balance	(31,400)	(28,800)	(162,100)
Other plant and operating equipment
Prepayments On Vessels [Abstract]
Balance	4,300	3,000
Balance	6,800	4,300	3,000
Other plant and operating equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance	8,100	5,800	3,600
Additions	3,800	2,200	2,200
Adjustment on transition to IFRS 16		300
Disposals	(4,300)	(200)	0
Balance		8,100	5,800
Prepayments On Vessels [Abstract]
Balance	8,100	5,800
Balance	7,600	8,100	5,800
Other plant and operating equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(3,800)	(2,800)	(1,700)
Disposals	4,200	0	0
Depreciation for the year	1,200	1,000	1,100
Balance	(800)	(3,800)	$ (2,800)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Balance	8,100
Balance	7,100	8,100
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance	10,400
Additions	1,300	500
Adjustment on transition to IFRS 16		9,900
Balance	11,700	10,400
Land and buildings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(2,300)
Depreciation for the year	2,300	2,300
Balance	$ (4,600)	$ (2,300)